Capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of objectives policies and processes for managing capital abstract
Long-term debt	$ 995,541	$ 996,718
Cash and cash equivalents	(918,382)	(1,062,431)	$ (711,528)
Short-term investments	(24,985)	0
Net debt	52,174	(65,713)
Non-controlling interest	206	238
Shareholders' equity	4,958,355	4,994,725
Total shareholders' equity	4,958,561	4,994,963	$ 4,993,592
Total capital	$ 5,010,735	$ 4,929,250